Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 30,607	$ 33,448
Accumulated depreciation		(17,794)	(18,391)
Property and equipment, net	$ 10,674	12,813	15,057
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		19,519	22,360
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 11,088	$ 11,088